RBC FUNDS TRUST

RBC Global Equity Funds

RBC Emerging Markets Equity Fund

RBC Emerging Markets Value Equity Fund

RBC Emerging Markets Small Cap Equity Fund

RBC Global Opportunities Fund

RBC International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 9, 2021 to the RBC Global Equity Funds prospectus (the “Prospectus”) and statement of additional information (the “SAI”) dated July 29, 2020, as may be supplemented from time to time

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective June 9, 2021 (“Effective Date”), the redemption fee for each Fund’s Class A and Class I Shares is eliminated. Accordingly, the following changes will become effective on the Effective Date.

I.	The Prospectus is hereby amended as follows on the Effective Date:

1.

In each Fund’s “Fund Summary—Fees and Expenses of the Fund” section, the “Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)” line item in the table is hereby deleted.

2.	In the “Shareholder Information—Selling Your Shares—Withdrawing Money From Your Fund Investment” section, the last two paragraphs are hereby deleted in their entirety and replaced with the following:

The Funds reserve the right to amend their redemption policies. Shareholders will be notified of changes.

3.	In the “Shareholder Information—Instructions for Selling Shares (Redemptions)” section, all references to “redemption fee” in the chart are hereby deleted.

4.	In the “Shareholder Information—Additional Policies on Selling Shares (Redemptions)” section, all references to “redemption fee” are hereby deleted.

5.	In the “Shareholder Information—Additional Policies on Exchanges” section, the first paragraph is hereby deleted in its entirety and replaced with the following:

The Funds reserve the right to limit exchanges. (See “Market Timing and Excessive Trading,” below.)

6.	In the “Shareholder Information—Market Timing and Excessive Trading” section, all references to “redemption fee” are hereby deleted.

II.	The SAI is hereby amended as follows on the Effective Date:

1.	In the “Additional Purchase and Redemption Information—Sales (Redemptions)” section, the fourth paragraph is hereby deleted in its entirety.

2.	In the “Exchange of Fund Shares” section, the fifth and final sentences of the first paragraph are hereby deleted.

3.	In the “Taxation” section, all references to “redemption fee” are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE